Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Selling and marketing	$ 483,615	$ 333,701	$ 110,104
General and administrative	161,363	94,260	117,148
Product development	495,964	406,250	255,248
Total operating expenses	1,140,942	834,211	482,500
Loss from operations	260,531	259,493	103,099
Interest income	23,721	25,605	10,398
Interest expense	(32,553)	(25,518)	(5,572)
Other income	435	1,803	590
Exchange gain (loss)	1,113	(11,899)	5,105
Gain (loss) in connection with short-term investments	77,745	10,230	327
Gain in connection with long-term investments	38,955	26,780	11,216
Income tax expense	(119,485)	(51,425)	(23,423)
Net income attributable to Qihoo 360 Technology Co. Ltd.	306,968	222,768	99,652
Parent Company [Member]
Operating expenses:
Selling and marketing	14,511	15,666	15,519
General and administrative	17,155	19,305	73,372
Product development	55,366	59,375	38,211
Total operating expenses	87,032	94,346	127,102
Loss from operations	(87,032)	(94,346)	(127,102)
Interest income	11,532	20,264	6,341
Interest expense	(32,351)	(24,010)	(5,551)
Other income	1,539	1,447	1,197
Exchange gain (loss)	1,706	(11,520)	5,100
Gain (loss) in connection with short-term investments	(7,012)	10,230	327
Gain in connection with long-term investments	363	0	413
Loss before income tax expense and earnings from subsidiaries and VIEs	(111,255)	(97,935)	(119,275)
Income in earnings of subsidiaries and VIEs	418,635	321,088	219,247
Income before income tax expense	307,380	223,153	99,972
Income tax expense	(412)	(385)	(320)
Net income attributable to Qihoo 360 Technology Co. Ltd.	$ 306,968	$ 222,768	$ 99,652